Net finance income	6 Months Ended
Dec. 31, 2024
Net finance income [Abstract]
Net finance income
Note 6. Net finance income

	Half year ended 31 Dec 2024	Half year ended 31 Dec 2023
	$'000	$'000

Interest income	426	848
Net foreign exchange gain	126	65

Finance income	552	913

Bank charges	(5)	(4)
Lease interest	(1)	(1)

Finance costs	(6)	(5)

Net finance income	546	908